Restructuring Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2022	Dec. 31, 2022
Restructuring Activities (Details) [Line Items]
P	20.00%
Restructuring costs incurred		$ 845
Indoor Intelligence [Member]
Restructuring Activities (Details) [Line Items]
Restructuring costs incurred		$ 800